Note 48	6 Months Ended
Jun. 30, 2021
Additional information [abstract]
Disclosure of additional information [text block]	Subsequent eventsFrom July 1, 2021 to the date of preparation of these Consolidated Financial Statements, no subsequent events requiring disclosure in these interim Consolidated Financial Statements have taken place that significantly affect the Group’s earnings or its consolidated equity position.